MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2013
MORTGAGE SERVICING RIGHTS
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of loans serviced for others were approximately $108,029,000 and $101,473,000 at December 31, 2013 and 2012, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was $918,247 and $811,783, respectively, at December 31, 2013 and 2012, which approximated their fair value.  The fair value of servicing rights at December 31, 2013 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 260% to 667%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The fair value of servicing rights at December 31, 2012 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 246% to 698%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2013	2012
Balance, beginning	$811,783	$651,409
Mortgage servicing rights capitalized	224,975	446,539
Mortgage servicing rights amortized	(173,239)	(257,579)
Decrease (increase) in provision for loss in fair value	54,728	(28,586)

Balance, ending	$918,247	$811,783

Valuation allowances:

Balance, beginning	$233,624	$205,038
Increase (decrease)	(54,728)	28,586

Balance, ending	$178,896	$233,624

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2014	$166,062
2015	134,648
2016	94,599
2017	89,359
2018	67,325
Thereafter	366,254

$918,247